Segmented Information - Sources of earnings by reporting segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segmented Information
Insurance revenue	$ 31,064.1	$ 26,934.8
Insurance service result	4,452.2	3,956.4
Other insurance operating expenses	(1,182.9)	(966.4)
Interest and dividends	2,341.9	1,681.6
Share of profit of associates	859.5	990.0
Non-insurance revenue	6,682.8	6,614.5
Non-insurance expenses	6,470.5	6,568.7
Operating income (loss)	6,683.0	5,707.4
Net finance income (expense) from insurance contracts and reinsurance contract assets held	(1,279.9)	(1,605.6)
Net gains (losses) on investments	1,067.2	1,949.5
Gain (loss) on deconsolidation of insurance subsidiary		549.8
Interest expense	(649.0)	(510.0)
Corporate overhead and other	(450.2)	(430.2)
Earnings before income taxes	5,638.5	5,908.3
Provision for income taxes	(1,375.6)	(813.4)
Net earnings	4,262.9	5,094.9
Attributable to:
Shareholders of Fairfax	3,874.9	4,381.8
Non-controlling interests	388.0	713.1
Net earnings	4,262.9	5,094.9
Property and Casualty Insurance and Reinsurance
Segmented Information
Insurance revenue	30,874.5	26,799.3
Insurance service result	4,602.1	4,135.9
Other insurance operating expenses	(1,038.1)	(822.1)
Interest and dividends	2,224.6	1,654.7
Share of profit of associates	745.1	761.6
Operating income (loss)	6,533.7	5,730.1
Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Insurance revenue	8,731.8	8,077.7
Insurance service result	1,101.1	977.1
Other insurance operating expenses	(318.7)	(280.8)
Interest and dividends	512.9	443.3
Share of profit of associates	143.1	165.1
Operating income (loss)	1,438.4	1,304.7
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Insurance revenue	15,513.0	15,480.2
Insurance service result	3,037.4	2,828.0
Other insurance operating expenses	(434.6)	(360.4)
Interest and dividends	1,259.4	1,031.1
Share of profit of associates	450.3	469.2
Operating income (loss)	4,312.5	3,967.9
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Insurance revenue	6,629.7	3,241.4
Insurance service result	463.6	330.8
Other insurance operating expenses	(284.8)	(180.9)
Interest and dividends	452.3	180.3
Share of profit of associates	151.7	127.3
Operating income (loss)	782.8	457.5
Life insurance and Run-off
Segmented Information
Insurance revenue	189.6	135.5
Insurance service result	(149.9)	(179.5)
Other insurance operating expenses	(144.8)	(144.3)
Interest and dividends	126.4	103.0
Share of profit of associates	76.2	76.2
Operating income (loss)	(92.1)	(144.6)
Non-insurance companies
Segmented Information
Interest and dividends	(9.1)	(76.1)
Share of profit of associates	38.2	152.2
Non-insurance revenue	6,682.8	6,614.5
Non-insurance expenses	6,470.5	6,568.7
Operating income (loss)	241.4	121.9
Attributable to:
Non-controlling interests	(62.6)	203.4
Operating segments
Segmented Information
Insurance revenue	31,490.1	27,341.2
Corporate overhead and other	(182.8)	(182.8)
Operating segments | Property and Casualty Insurance and Reinsurance
Segmented Information
Insurance revenue	31,290.1	27,191.3
Operating segments | Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Insurance revenue	8,779.9	8,137.2
Operating segments | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Insurance revenue	15,684.7	15,600.3
Operating segments | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Insurance revenue	6,825.5	3,453.8
Operating segments | Life insurance and Run-off
Segmented Information
Insurance revenue	200.0	149.9
Operating segments | Non-insurance companies
Segmented Information
Interest and dividends	(9.1)	(76.1)
Non-insurance revenue	6,682.8	6,614.5
Non-insurance expenses	6,470.5	6,568.7
Operating income (loss)	241.4	121.9
Intercompany insurance revenue
Segmented Information
Insurance revenue	(426.0)	(406.4)
Intercompany insurance revenue | Property and Casualty Insurance and Reinsurance
Segmented Information
Insurance revenue	(415.6)	(392.0)
Intercompany insurance revenue | Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Insurance revenue	(48.1)	(59.5)
Intercompany insurance revenue | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Insurance revenue	(171.7)	(120.1)
Intercompany insurance revenue | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Insurance revenue	(195.8)	(212.4)
Intercompany insurance revenue | Life insurance and Run-off
Segmented Information
Insurance revenue	$ (10.4)	$ (14.4)